Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities	$ 62,197	$ 10,547
Investing activities
Additions to newbuildings and vessels	(153,304)	(122,662)
Investment in associated companies	45	(1,000)
Proceeds from seller credit receivable	500	0
Proceeds from sale of marketable securities	224	0
Other investing activities, net	439	0
Net cash provided by (used in) investing activities	(152,096)	(123,662)
Financing activities
Proceeds from long-term debt	252,993	50,000
Repayment of long-term debt	(181,029)	(68,531)
Repayment of capital leases	(2,548)	(2,363)
Distributions to shareholders	(28,850)	0
Debt fees paid	(1,200)	0
Net proceeds from share issuance	210	58,183
Net cash provided by (used in) financing activities	39,576	37,289
Net change in cash, cash equivalents and restricted cash	(50,323)	(75,826)
Cash, cash equivalents and restricted cash at beginning of period	371,984	267,054
Cash, cash equivalents and restricted cash at end of period	$ 321,661	$ 191,228